MET INVESTORS SERIES TRUST

SUPPLEMENT DATED NOVEMBER 21, 2013

TO THE

SUMMARY PROSPECTUSES AND PROSPECTUSES DATED APRIL 29, 2013

On November 20, 2013, the Board of Trustees of the Met Investors Series Trust (“MIST”) approved proposals to reorganize certain series of MIST (together, the “Acquired Portfolios”) into other series of MIST and Metropolitan Series Fund ( “MSF”) (together, the “Acquiring Portfolios”), as applicable. Each reorganization is subject to, among other conditions, approval by shareholders of the applicable Acquired Portfolio. If the shareholders of an Acquired Portfolio approve the applicable proposal, the Acquired Portfolio will transfer all of its assets and liabilities to the corresponding Acquiring Portfolio in exchange for shares of the Acquiring Portfolio and the Acquired Portfolio shareholders will receive shares of the corresponding Acquiring Portfolio in exchange for their Acquired Portfolio shares. If approved, the reorganizations are proposed to occur on or about April 28, 2014. The proposed reorganizations are as follows:

Acquired Portfolio	Acquiring Portfolio
ClearBridge Aggressive Growth Portfolio II (formerly, Janus Forty Portfolio), a series of MIST	ClearBridge Aggressive Growth Portfolio, a series of MIST
MetLife Balanced Strategy Portfolio, a series of MIST	MetLife Moderate Allocation Portfolio (to be renamed MetLife Asset Allocation 60 Portfolio), a series of MSF
MetLife Defensive Strategy Portfolio, a series of MIST	MetLife Conservative to Moderate Allocation Portfolio (to be renamed MetLife Asset Allocation 40 Portfolio), a series of MSF
MetLife Growth Strategy Portfolio, a series of MIST	MetLife Moderate to Aggressive Allocation Portfolio (to be renamed MetLife Asset Allocation 80 Portfolio), a series of MSF
MetLife Moderate Strategy Portfolio, a series of MIST	MetLife Conservative to Moderate Allocation Portfolio (to be renamed MetLife Asset Allocation 40 Portfolio), a series of MSF

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUS AND PROSPECTUS FOR FUTURE

REFERENCE

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